Business Segments	12 Months Ended
Dec. 31, 2012
Business Segments

8. BUSINESS SEGMENTS

Our primary business is the generation, transmission and distribution of electricity. Within our Utility Operations segment, we centrally dispatch generation assets and manage our overall utility operations on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight. Intersegment sales and transfers are generally based on underlying contractual arrangements and agreements.

Our reportable segments and their related business activities are outlined below:

Utility Operations

  Generation of electricity for sale to U.S. retail and wholesale customers.
  Transmission and distribution of electricity through assets owned and operated by our ten utility operating companies.

Transmission Operations

  Development, construction and operation of transmission facilities through investments in our wholly-owned transmission subsidiaries and transmission joint ventures. These investments have PUCT-approved or FERC-approved returns on equity.

AEP River Operations

  Commercial barging operations that transport coal and dry bulk commodities primarily on the Ohio, Illinois and lower Mississippi Rivers.

Generation and Marketing

  Nonregulated generation in ERCOT.
  Marketing, risk management and retail activities in ERCOT, PJM and MISO.

The remainder of our activities is presented as All Other. While not considered a reportable segment, All Other includes:

  Parent's guarantee revenue received from affiliates, investment income, interest income and interest expense and other nonallocated costs.
  Tax and interest expense adjustments related to our UK operations, which were sold in 2004 and 2002.
  Forward natural gas contracts that were not sold with our natural gas pipeline and storage operations in 2004 and 2005. These contracts were financial derivatives which settled and expired in the fourth quarter of 2011.
  Revenue sharing related to the Plaquemine Cogeneration Facility, which ended in the fourth quarter of 2011.

The tables below present our reportable segment information for the years ended December 31, 2012, 2011 and 2010 and balance sheet information as of December 31, 2012 and 2011. These amounts include certain estimates and allocations where necessary.

			Nonutility Operations
				Generation
	Utility	Transmission	AEP River	and	All Other	Reconciling
	Operations	Operations	Operations	Marketing	(a)	Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2012
Revenues from:
External Customers	$13,670	$7	$647	$599	$22	$-		$14,945
Other Operating Segments	108	17	20	1	8	(154)		-
Total Revenues	$13,778	$24	$667	$600	$30	$(154)		$14,945

Asset Impairments and Other
Related Charges	$300	$-	$-	$-	$-	$-		$300
Depreciation and Amortization	1,734	3	29	28	-	(12)	(b)	1,782
Interest Income	7	-	-	-	20	(19)		8
Carrying Costs Income	53	-	-	-	-	-		53
Interest Expense	882	3	17	19	102	(35)	(b)	988
Income Tax Expense	560	17	7	3	17	-		604

Net Income (Loss)	1,299	43	15	7	(102)	-		1,262

Gross Property Additions	2,625	392	31	71	-	-		3,119

			Nonutility Operations
				Generation
	Utility	Transmission	AEP River	and	All Other	Reconciling
	Operations	Operations	Operations	Marketing	(a)	Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2011
Revenues from:
External Customers	$14,088	$3	$696	$305	$24	$-		$15,116
Other Operating Segments	112	5	20	1	8	(146)		-
Total Revenues	$14,200	$8	$716	$306	$32	$(146)		$15,116

Asset Impairments and Other
Related Charges	$139	$-	$-	$-	$-	$-		$139
Depreciation and Amortization	1,613	-	28	25	2	(13)	(b)	1,655
Interest Income	29	-	-	(1)	17	(18)		27
Carrying Costs Income	393	-	-	-	-	-		393
Interest Expense	886	1	18	18	43	(33)	(b)	933
Income Tax Expense (Credit)	722	2	24	(18)	88	-		818

Income (Loss) Before Extraordinary
Item	$1,549	$30	$45	$14	$(62)	$-		$1,576
Extraordinary Item, Net of Tax	373	-	-	-	-	-		373
Net Income (Loss)	$1,922	$30	$45	$14	$(62)	$-		$1,949

Gross Property Additions	$2,405	$263	$18	$2	$214	$-		$2,902

			Nonutility Operations
				Generation
	Utility	Transmission	AEP River	and	All Other	Reconciling
	Operations	Operations	Operations	Marketing	(a)	Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2010
Revenues from:
External Customers	$13,687	$-	$566	$173	$1	$-		$14,427
Other Operating Segments	105	1	22	-	14	(142)		-
Total Revenues	$13,792	$1	$588	$173	$15	$(142)		$14,427

Asset Impairments and Other
Related Charges	$-	$-	$-	$-	$-	$-		$-
Depreciation and Amortization	1,598	-	24	30	2	(13)	(b)	1,641
Interest Income	8	-	-	2	31	(20)		21
Carrying Costs Income	70	-	-	-	-	-		70
Interest Expense	942	-	14	20	58	(35)	(b)	999
Income Tax Expense (Credit)	651	(1)	19	(20)	(6)	-		643

Net Income (Loss)	1,192	9	37	25	(45)	-		1,218

Gross Property Additions	2,440	35	23	1	1	-		2,500

			Nonutility Operations
				Generation		Reconciling
	Utility	Transmission	AEP River	and	All Other	Adjustments
	Operations	Operations	Operations	Marketing	(a)	(b)		Consolidated
	(in millions)
December 31, 2012
Total Property, Plant and Equipment	$55,707	$748	$636	$621	$8	$(266)		$57,454
Accumulated Depreciation and
Amortization	18,344	4	161	246	7	(71)		18,691
Total Property, Plant and
Equipment - Net	$37,363	$744	$475	$375	$1	$(195)		$38,763

Total Assets	$51,477	$1,216	$670	$1,005	$17,191	$(17,192)	(c)	$54,367

Investments in Equity Method Investees	24	393	43	-	5	-		465

			Nonutility Operations
				Generation		Reconciling
	Utility	Transmission	AEP River	and	All Other	Adjustments
	Operations	Operations	Operations	Marketing	(a)	(b)		Consolidated
	(in millions)
December 31, 2011
Total Property, Plant and Equipment	$54,396	$323	$608	$590	$11	$(258)		$55,670
Accumulated Depreciation and
Amortization	18,393	-	136	219	10	(59)		18,699
Total Property, Plant and
Equipment - Net	$36,003	$323	$472	$371	$1	$(199)		$36,971

Total Assets	$50,093	$594	$659	$868	$16,751	$(16,742)	(c)	$52,223

Investments in Equity Method Investees	24	256	17	-	2	-		299

(a)       All Other includes:

  Parent's guarantee revenue received from affiliates, investment income, interest income and interest expense and other nonallocated costs.
  Tax and interest expense adjustments related to our UK operations, which were sold in 2004 and 2002.
  Forward natural gas contracts that were not sold with our natural gas pipeline and storage operations in 2004 and 2005. These contracts were financial derivatives which settled and expired in the fourth quarter of 2011.
  Revenue sharing related to the Plaquemine Cogeneration Facility, which ended in the fourth quarter of 2011.

(b)       Includes eliminations due to an intercompany capital lease.

(c)       Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable along with the elimination of AEP's investments in subsidiary companies.

Appalachian Power Co [Member]
Business Segments

7. BUSINESS SEGMENTS

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business. The Registrant Subsidiaries' other activities are insignificant. The Registrant Subsidiaries' operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.

Indiana Michigan Power Co [Member]
Business Segments

7. BUSINESS SEGMENTS

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business. The Registrant Subsidiaries' other activities are insignificant. The Registrant Subsidiaries' operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.

Ohio Power Co [Member]
Business Segments

7. BUSINESS SEGMENTS

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business. The Registrant Subsidiaries' other activities are insignificant. The Registrant Subsidiaries' operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.

Public Service Co of Oklahoma [Member]
Business Segments

7. BUSINESS SEGMENTS

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business. The Registrant Subsidiaries' other activities are insignificant. The Registrant Subsidiaries' operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.

Southwestern Electric Power Co [Member]
Business Segments

7. BUSINESS SEGMENTS

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business. The Registrant Subsidiaries' other activities are insignificant. The Registrant Subsidiaries' operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.